BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS (Details 4) In Millions, except Share data, unless otherwise specified	12 Months Ended				1 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 RUB	Dec. 31, 2013 RUB	Dec. 31, 2012 RUB	Jul. 31, 2012 Face.com (formerly known as Vizi Information Labs Ltd.) RUB	Jul. 31, 2012 Face.com (formerly known as Vizi Information Labs Ltd.) Facebook
Equity method investment
Cash consideration	$ 2.1	120.0	2,023.0	174.0	174.0
Number of shares received as consideration						142,479
Gain on sale of ownership interest			2,137	234	234